Deferred and contingent consideration	12 Months Ended
Dec. 31, 2024
Deferred And Contingent Consideration [Abstract]
Deferred and contingent consideration [Text Block]

14. Deferred and contingent consideration

In accordance with the Acquisition agreement, certain consideration payable to Gold Fields is deferred in time or contingent upon certain future events. The Company recognized the following financial liabilities at fair value as of the acquisition date, which were subsequently remeasured as of December 31, 2024 in accordance with IFRS 9, Financial Instruments ("IFRS 9").

	December 31, 2024	December 31, 2023
	$	$
Deferred Consideration	50,109	-
Contingent Consideration	16,873	-
Nkran Royalty	4,388	-
Total deferred and contingent consideration	71,370	-

Less: current portion of Deferred Consideration	(23,535)	-
Total non-current portion of deferred and contingent consideration	47,835	-

(a) Deferred consideration

$55.0 million of the aggregate consideration payable to Gold Fields is deferred with $25.0 million due on or before December 31, 2025 and $30.0 million due on or before December 31, 2026. The Company estimated the fair value of the Deferred Consideration at initial recognition by discounting the contractual future cash flows at a discount rate of 6.3%, resulting in a fair value of $47.6 million as of March 4, 2024. After initial recognition, the Deferred Consideration was measured at amortized cost.

 For the year ended December 31, 2024, the Company recognized accretion expense of $2.5 million in finance expense (note 23(b)) in the Statement of Operations and Comprehensive Income.  The $25.0 million payment due to Gold Fields on or before December 31, 2025 has been presented as a current liability in the Statement of Financial Position.

The following table summarizes the change in the carrying amount of the Deferred Consideration for the year ended December 31, 2024:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	47,628	‐
Accretion expense	2,481	‐
Balance, end of year	50,109	-

(b) Contingent consideration

$30.0 million of the aggregate consideration payable to Gold Fields is contingent upon 100,000 gold ounces being produced from the Nkran deposit. The Company estimated the fair value of the Contingent Consideration by discounting forecast future cash flows based upon the expected payment date from the current life of mine plan at a discount rate of 14.5%, resulting in a fair value of $13.3 million as of March 4, 2024.

In accordance with IFRS 3 and IFRS 9, contingent consideration payable by an acquirer in a business combination shall be subsequently measured at fair value through profit or loss.  As such, the Company remeasured the fair value of the Contingent Consideration to $16.9 million at December 31, 2024 and recognized a $3.5 million fair value adjustment in finance expense (note 23(b)) in the Statement of Operations and Comprehensive Income for the year ended December 31, 2024 .  In estimating the fair value at December 31, 2024, the Company applied the same assumptions as the March 4, 2024 fair value calculation. The Contingent Consideration falls within level 3 of the fair value hierarchy.

The following table summarizes the change in the carrying amount of the Contingent Consideration for the year ended December 31, 2024:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	13,337	‐
Change in fair value during the year	3,536	‐
Balance, end of year	16,873	-

(c) Nkran royalty

Gold Fields is entitled to a 1% net smelter return royalty on gold revenue generated from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production. The Company estimated the fair value of the Nkran Royalty by discounting forecast future cash flows at a discount rate of 14.5%, resulting in a fair value of $3.0 million as of March 4, 2024. The gold price assumption applied in estimating future royalty payments was based on long-term consensus prices of $1,725 per ounce as of the Acquisition date.

In accordance with IFRS 3 and IFRS 9, contingent consideration payable by an acquirer in a business combination shall be subsequently measured at fair value through profit or loss.  As such, the Company remeasured the fair value of the Nkran Royalty to $4.4 million as of December 31, 2024 and recognized a $1.4 million fair value adjustment in finance expense (note 23(b)) in the Statement of Operations and Comprehensive Income for the year ended December 31, 2024. In estimating the fair value at December 31, 2024, the Company updated its long-term gold price assumption to $2,050 per ounce. The Nkran Royalty falls within level 3 of the fair value hierarchy.

The following table summarizes the change in the carrying amount of the Nkran Royalty for the year ended December 31, 2024:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	3,030	‐
Change in fair value during the year	1,358	‐
Balance, end of year	4,388	-